Current and long-term debt- SPDB-FL Lease Financing (Details)	1 Months Ended	3 Months Ended
	Nov. 30, 2020 USD ($) tanker vessel	Sep. 30, 2020 USD ($) vessel	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
2020 SPDB-FL Lease Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 96,500,000		$ 96,500,000
Repayments of borrowings	$ 62,900,000
Net debt to capitalization ratio	0.70
Consolidated tangible net worth	$ 650,000,000.0
Minimum ratio for fair value of vessels	115.00%
2020 SPDB-FL Lease Financing [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to interest rate basis	3.05%
2020 TSFL Lease Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 47,300,000		47,300,000
Sale leaseback transaction, term	7 years
Net debt to capitalization ratio	0.65
Consolidated tangible net worth	$ 1,000,000,000.0
Minimum ratio for fair value of vessels	115.00%
2020 TSFL Lease Financing [Member] | London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about financial instruments [line items]
Adjustment to interest rate basis	3.20%
2017 Credit Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowings				$ 131,500,000
Repayments of borrowings	$ 29,300,000	$ 30,100,000
Deposit in debt service reserve account	$ 5,000,000.0		$ 5,000,000.0
2017 Credit Facility [Member] | Vessels [member]
Disclosure of detailed information about financial instruments [line items]
Number of vessels under finance lease arrangements | vessel	2	2
STI Donald C Trausuht, STI Esles II, STI San Telmo and STI Jardins | 2020 SPDB-FL Lease Financing [Member] | Vessels [member] | MR [Member]
Disclosure of detailed information about financial instruments [line items]
Number of vessels under finance lease arrangements | tanker	4
STI Donald C Trausuht, and STI San Telmo [Member] | 2020 SPDB-FL Lease Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Sale leaseback transaction, term	7 years
STI Esles II and STI Jardins [Member] | 2020 SPDB-FL Lease Financing [Member]
Disclosure of detailed information about financial instruments [line items]
Sale leaseback transaction, term	8 years
STI Galata STI La Boca | 2020 TSFL Lease Financing [Member] | Vessels [member] | MR [Member]
Disclosure of detailed information about financial instruments [line items]
Number of vessels under finance lease arrangements | tanker	2
Periodic payment per vessel	$ 400,000